Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash, cash equivalents and restricted cash
Cash at bank and in hand	$ 641	$ 768
Short term bank deposits	130	17
Restricted cash	13	28
Total cash and cash equivalents	$ 784	$ 813	$ 602	$ 503